BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS	9 Months Ended
Sep. 30, 2021
Accounting Policies, Accounting Estimates And Errors [Abstract]
BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS	BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
BASIS OF PREPARATION
The interim condensed consolidated financial statements for the nine and three-month periods ended September 30, 2021 have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board ("IASB").
The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2020.
The preparation of these interim condensed consolidated financial statements has required management to apply accounting policies and methodologies based on complex and subjective judgments, estimates based on past experience and assumptions determined to be reasonable and realistic based on the related circumstances. The use of these judgments, estimates and assumptions affects the amounts reported in the statement of financial position, income statement, statement of cash flows, statement of changes in equity, as well as the notes. The final amounts for items for which estimates and assumptions were made in the consolidated financial statements may differ from those reported in these statements due to the uncertainties that characterize the assumptions and conditions on which the estimates are based.
Certain comparative amounts have been reclassified to conform to the current period presentation. Specifically, the following December 31, 2020 balances were reclassified in the consolidated statement of financial position:
•Short term investments for treasury bills shorter than three months maturity relating to micro finance bank operations of US$75 is now presented in cash and cash equivalents. Accordingly the cash flow movement of US$39 relating to treasury bills has also been presented as cash and cash equivalent.
•Short term portion of license fee payable of US$31 is now presented as other financial liabilities within current debt and derivative liabilities.
STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP
The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements as of and for the year ended December 31, 2020.
Non-current assets (or disposal groups) held for sale and discontinued operations
Non-current assets (or disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction or loss of control rather than through continuing use, and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell.
Non-current assets (including those that are part of a disposal group) are not depreciated or amortized while they are classified as held for sale. Assets and liabilities of a disposal group classified as held for sale are presented separately from the other assets and liabilities in the statement of financial position.
A discontinued operation is a component that is classified as held for sale and that represents a separate major line of business or geographical area of operations. Discontinued operations are excluded from the results of continuing operations and are presented as a single amount in the income statement. All other notes to the financial statements include amounts for continuing operations, unless otherwise mentioned.

A number of new and amended standards became effective as of January 1, 2021, which are not expected to have a material impact on VEON financial statements in current or future reporting periods or on foreseeable future transactions. The Group has not early adopted any other standards, interpretations or amendments that have been issued but have not yet become effective.